InvestorACInstitutionalandClassR [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock International Select Equity Fund	Jun. 30, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 632
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,282
Expense Example, with Redemption, 10 Years	2,229
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	1,261
Expense Example, with Redemption, 10 Years	2,529
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,550
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	$ 2,227